SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - GBP (£)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Trade payables	£ 1,393,325	£ 1,847,279
Other tax and social security	236,175	139,029
Accrued expenses	1,011,943	1,229,419
Amounts accrued in respect to clinical trial testing	1,177,500	1,177,500
Other payables	488	38,613
Total	£ 3,819,431	£ 4,431,840